Investments in Unconsolidated Affiliates - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 JointVenture	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 JointVenture	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Number of strategic joint ventures	2								2
Investments in unconsolidated affiliates	$ 167,658,000				$ 155,887,000				$ 167,658,000	$ 155,887,000	$ 140,304,000
Dividends received from investing activities									978,000	1,055,000
Equity in earnings of unconsolidated affiliates	18,154,000	9,267,000	5,378,000	14,950,000	12,195,000	15,215,000	8,929,000	2,799,000	47,749,000	39,138,000	27,140,000
Sales to unconsolidated affiliates									6,500,000	8,200,000	9,500,000
Purchases from unconsolidated affiliates									290,300,000	274,400,000	269,100,000
Accounts receivable due from unconsolidated affiliates	2,000,000				3,300,000				2,000,000	3,300,000
Accounts payable due to unconsolidated affiliates	28,600,000				29,900,000				28,600,000	29,900,000
Basic Plastics & Feedstocks [Member] | Sumika Styron Polycarbonate [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	34,100,000				37,600,000				34,100,000	37,600,000
Investment in unconsolidated affiliates-difference between carrying amount and underlying equity	21,300,000				20,800,000				21,300,000	20,800,000
Percentage of ownership underlying net assets	50.00%								50.00%
Amortized weighted average remaining useful life									10.8 years
Dividends received from operating activities											1,000,000
Dividends received from investing activities									1,000,000	1,100,000
Basic Plastics & Feedstocks [Member] | Americas Styrenics [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	133,500,000				118,300,000				133,500,000	118,300,000
Investment in unconsolidated affiliates-difference between carrying amount and underlying equity	108,400,000				130,800,000				108,400,000	130,800,000
Percentage of ownership underlying net assets	50.00%								50.00%
Amortized weighted average remaining useful life									5.7 years
Dividends received from operating activities									$ 35,000,000	$ 22,500,000	$ 20,000,000